                                                             File Nos. 333-81017
                                                                        811-8848
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 2

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 29

                            SEPARATE ACCOUNT VA-P OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                           (Exact Name of Registrant)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                               (Name of Depositor)
                               440 Lincoln Street
                               Worcester, MA 01653
              (Address of Depositor's Principal Executive Offices)
                                 (508) 855-1000
               (Depositor's Telephone Number, including Area Code)

                          Charles F. Cronin, Secretary
             Allmerica Financial Life Insurance and Annuity Company
                               440 Lincoln Street
                               Worcester, MA 01653
              (Name and Address of Agent for Service of Process)

        It is proposed that this filing will become effective:

        _____  immediately upon filing pursuant to paragraph (b) of Rule 485
        __X__  on December 14, 2000 pursuant to paragraph (b) of Rule 485
        _____  60 days after filing pursuant to paragraph (a) (1) of Rule 485
        _____  on (date) pursuant to paragraph (a) (1) of Rule 485
        _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                           VARIABLE ANNUITY CONTRACTS
Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 1999 was filed on or before March 30, 2000.

This Post-Effective Amendment No. 2 under the Securities Act of 1933 is being filed for the purposes of adding a supplement to the Pioneer XtraVision Prospectus B and Statement of Additional Information of Separate Account VA-P of Allmerica Financial Life Insurance and Annuity Company dated May 1, 2000 and to generally update corporate information for the Company and the Registrant in Part C. All other pertinent information regarding this Registration Statement including the Prospectuses and Statement of Additional Information was previously filed in Registrant's Post-Effective Amendment No. 1 on April 21, 2000, and is incorporated by reference herein.


             CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF
                          ITEMS CALLED FOR BY FORM N-4


FORM N-4 ITEM NO.                                    CAPTION IN PROSPECTUS
-----------------                                    ---------------------
1....................................................Cover Page

2....................................................Special Terms

3....................................................Summary of Fees and Expenses; Summary of Contract Features

4....................................................Condensed Financial Information; Performance Information

5....................................................Description of the Company, the Variable Account, and the Underlying Investment
                                                     Companies

6....................................................Charges and Deductions

7....................................................Description of the Contract -- the Accumulation Phase

8....................................................Electing the Annuity Date; Description of Annuity Payout Options; Annuity
                                                     Benefit Payments

9....................................................Death Benefit

10...................................................Payments; Computation of Values; Distribution

11...................................................Surrender and Withdrawals; Surrender Charge; Withdrawal Without Surrender
                                                     Charge; Texas Optional Retirement Program

12...................................................Federal Tax Considerations

13...................................................Legal Matters

14...................................................Statement of Additional Information -- Table of Contents

15...................................................Cover Page

16...................................................Table of Contents


17...................................................General Information and History

18...................................................Services

19...................................................Underwriters

20...................................................Underwriters

21...................................................Performance Information

22...................................................Annuity Benefit Payments

23...................................................Financial Statements

The Pioneer XtraVision Prospectus was previously filed in Registrant's Post-Effective Amendment No. 1 on April 21, 2000, and is incorporated by reference herein (herein referred to as "Prospectuses A").

                              SEPARATE ACCOUNT VA-P
                               PIONEER XTRAVISION

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2000


                                       ***
Two additional Sub-Accounts will be available under the Contract. The Sub-Accounts will invest exclusively in shares of the AIM V.I. Aggressive Growth Fund of the AIM Variable Insurance Funds, Inc. or the Pioneer Small Company VCT Portfolio of the Pioneer Variable Contracts Trust. As such, the following information supplements the corresponding sections of the Prospectus. Please consult the Prospectus for the full text of each supplemented section.

"AIM V.I. Aggressive Growth Fund" is added before the AIM V.I. Capital Appreciation Fund and "Pioneer Small Company VCT Portfolio" is added after Pioneer Mid-Cap Value VCT Portfolio in the listing of Portfolios on the first page of the Prospectus.

"AIM" is added into the listing "UNDERLYING PORTFOLIOS (OR PORTFOLIOS)" under SPECIAL TERMS.

The following information on the AIM V.I. Aggressive Growth Fund and the Pioneer Small Company VCT Portfolio are added to the Annual Underlying Portfolio Expenses table and footnotes:

                                                                                                  TOTAL PORTFOLIO
                                                   MANAGEMENT FEE              OTHER EXPENSES        EXPENSES
                                                     (AFTER ANY                 (AFTER ANY          (AFTER ANY
                                                     VOLUNTARY        12B-1    REIMBURSEMENTS/    REIMBURSEMENTS/
UNDERLYING PORTFOLIO                                  WAIVERS)        FEES        WAIVERS)           WAIVERS)
--------------------                                  --------        ----        --------           --------
Pioneer Small Company VCT Portfolio..................   0.65%          --           0.60%             1.25%(1)(4)(5)
AIM V.I. Aggressive Growth Fund......................   0.00%          --           1.19%             1.19%(12)

(1)Portfolios commenced operations on May 1, 2000, therefore expenses shown are estimated. For the fiscal year ending December 31, 2000, assuming no voluntary limitations, total expenses attributable to Class I shares as a percentage of average daily net assets are estimated to be 1.65% for the Pioneer Science & Technology VCT Portfolio and 1.72% for the Pioneer High Yield VCT Portfolio.

(4)Total expenses are gross of amounts paid in connection with certain expense offset arrangements. Assuming reduction for expense offset arrangements, total operating expenses attributable to Class I shares for the fiscal year ended December 31, 1999, would have been 0.79% for the Pioneer America Income VCT Portfolio,0.77% for the Pioneer Balanced VCT Portfolio, 0.78% for the Pioneer Money Market VCT Portfolio, 0.87% for the Pioneer Swiss Franc Bond VCT Portfolio, and 1.35% for the Pioneer Small Company VCT Portfolio.

(5)Pioneer has agreed voluntarily to limit its management fee and/or reimburse each portfolio for expenses to the extent that total expenses attributable to Class I shares will not exceed 1.75% for the Pioneer Emerging Markets VCT Portfolio, 1.50% for the Pioneer Europe VCT Portfolio, and 1.25% for the Pioneer High Yield VCT Portfolio, Pioneer Real Estate Growth VCT Portfolio, Pioneer Science & Technology VCT Portfolio and Pioneer Strategic Income VCT Portfolio. The declaration of a voluntary limitation and/or reimbursement in any year does not bind Pioneer to declare further expense limitations with respect to these portfolios. These limitations/waivers may be terminated at any time with notice.

Excluding certain offset arrangements, but after the affect of the voluntary limitations, expenses attributable to Class I shares would have been 1.88% for the Pioneer Emerging Markets VCT Portfolio, 1.53% for the Pioneer Europe VCT

Portfolio, 1.15% for the Pioneer Real Estate Growth VCT Portfolio, and 1.54% for the Pioneer Strategic Income VCT Portfolio. For the fiscal year ended December 31, 1999, assuming no voluntary limitations and no expense offset arrangements, Portfolio expenses as a percentage of average daily net assets attributable to Class I shares were 6.56% for the Pioneer Emerging Markets VCT Portfolio, 2.58% for the Pioneer Europe VCT Portfolio, 1.30% for the Pioneer Real Estate Growth VCT Portfolio and 8.68% for the Pioneer Strategic Income VCT Portfolio. On April 1, 1999, Pioneer agreed to waive a portion of its management fee from 1.00% to 0.80% of the Pioneer Real Estate Growth VCT Portfolio's average daily net assets. Pioneer reduced the portfolio's management fee to 0.80% effective December 14, 1999.

(12) Had there been no fee waivers or expense reimbursements, the Management Fee, Other Expenses and Total Fund Expenses of the AIM V.I. Aggressive Growth Fund would have been 0.80%, 1.62% and 2.42%, respectively.

The following cumulative expense information is added to Examples (1)(a),
(1)(b), (2)(a) and (2)(b):

(1)(a)                                       1 YEAR         3 YEARS         5 YEARS        10 YEARS
                                             ------         -------         -------        --------
Pioneer Small Company VCT Portfolio.....      $101           $161             $214           $302
AIM V.I. Aggressive Growth Fund.........      $101           $159             $211           $296

(1)(b)                                       1 YEAR         3 YEARS         5 YEARS        10 YEARS
                                             ------         -------         -------        --------
Pioneer Small Company VCT Portfolio.....      $107           $179             $243           $363
AIM V.I. Aggressive Growth Fund.........      $107           $177             $241           $358

(2)(a)                                       1 YEAR         3 YEARS         5 YEARS        10 YEARS
                                             ------         -------         -------        --------
Pioneer Small Company VCT Portfolio.....       $27            $84             $142           $302
AIM V.I. Aggressive Growth Fund.........       $27            $82             $140           $296

(2)(b)                                       1 YEAR         3 YEARS         5 YEARS        10 YEARS
                                             ------         -------         -------        --------
Pioneer Small Company VCT Portfolio.....       $34           $103             $174           $363
AIM V.I. Aggressive Growth Fund.........       $33           $101             $171           $358

The description of the Variable Account under "WHAT ARE MY INVESTMENT CHOICES?" is deleted and replaced with the following:


THE VARIABLE ACCOUNT. You have the choice of Sub-Accounts investing in the following twenty-six Underlying Portfolios:

Pioneer Emerging Markets VCT Portfolio                       Pioneer Strategic Income VCT Portfolio
Pioneer Europe VCT Portfolio                                 Pioneer America Income VCT Portfolio
Pioneer International Growth VCT Portfolio                   Pioneer Money Market VCT Portfolio
Pioneer Science & Technology VCT Portfolio                   AIM V.I. Aggressive Growth Fund
Pioneer Mid-Cap Value VCT Portfolio                          AIM V.I. Capital Appreciation Fund
Pioneer Small Company VCT Portfolio                          Alliance Premier Growth Portfolio
Pioneer Growth Shares VCT Portfolio                          Alliance Technology Portfolio
Pioneer Real Estate Growth VCT Portfolio                     DGPF Growth Opportunities Series
Pioneer Pioneer Fund VCT Portfolio                           DGPF Select Growth Series
Pioneer Equity-Income VCT Portfolio                          Franklin Small Cap Fund
Pioneer Balanced VCT Portfolio                               Templeton Asset Strategy Fund
Pioneer Swiss Franc Bond VCT Portfolio                       Templeton International Smaller Companies Fund
Pioneer High Yield VCT Portfolio                             Van Kampen LIT Emerging Growth Portfolio

The following paragraph under "WHO ARE THE INVESTMENT ADVISER OF THE UNDERLYING PORTFOLIOS?" is amended to read as follows:

Pioneer Investment Management, Inc. is the investment adviser to each Portfolio of Pioneer Variable Contracts Trust. A I M Advisors, Inc. is the investment adviser for the AIM V.I. Capital Appreciation Fund and AIM V.I. Aggressive Growth Fund of AIM Variable Insurance Funds. Alliance Capital Management, L.P. serves as the investment adviser to the Alliance Premier Growth Portfolio and Alliance Technology Portfolio of Alliance Variable Products Series Fund, Inc. Delaware Management Company is the investment adviser for the DGPF Growth Opportunities Series and DGPF Select Growth Series of Delaware Group Premium Fund. The investment adviser for Franklin Small Cap Fund is Franklin Advisers, Inc. Templeton Investment Counsel, Inc. is the adviser to the Templeton Asset Strategy Fund and the Templeton International Smaller Companies Fund of Franklin Templeton Variable Insurance Products Trust. The investment adviser for the Van Kampen LIT Emerging Growth Portfolio of the Van Kampen Life Investment Trust is Van Kampen Asset Management Inc.

The AIM V.I. Aggressive Growth Fund" is added before the AIM V.I. Capital Appreciation Fund in the second sentence of the paragraph.under "AIM VARIABLE INSURANCE FUNDS, INC."

The following summary of the investment objectives and policies of the Pioneer Small Company VCT Portfolio is inserted as the first Portfolio summary and that of the AIM V.I. Aggressive Growth Fund is inserted as the sixth summary under INVESTMENT OBJECTIVES AND POLICIES:

         AIM V.I. AGGRESSIVE GROWTH FUND -- seeks to achieve long-term growth of capital by investing primarily in common stocks, convertible bonds, convertible preferred stocks and warrants of small and medium sized companies.

         PIONEER SMALL COMPANY VCT PORTFOLIO - seeks capital appreciation primarily through small companies capitalized at $1 billion or less at the time of purchase.

                                  * * *

                                              SUPPLEMENT DATED DECEMBER 14, 2000

The Pioneer XtraVision Prospectus was previously filed in Registrant's Post-Effective Amendment No. 1 on April 21, 2000, and is incorporated by reference herein (herein referred to as "Prospectuses B").

                              SEPARATE ACCOUNT VA-P
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                               PIONEER XTRAVISION

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2000

                                       ***

The third paragraph on page 2 under "GENERAL INFORMATION AND HISTORY" is revised in its entirety to read as follows:

         Twenty-six Sub-Accounts of the Variable Account are available under the Pioneer XtraVision contract (the "Contract"). Each Sub-Account invests in a corresponding investment portfolio of Pioneer Variable Contracts Trust ("Pioneer VCT"), AIM Variable Insurance Funds ("AVIF"), Alliance Variable Products Series Fund, Inc. ("Alliance"), Delaware Group Premium Fund ("DGPF"), Franklin Templeton Variable Insurance Products Trust ("FT VIP") or Van Kampen Life Investment Trust ("Van Kampen"), open-end, registered management investment companies. Sixteen investment portfolios of Pioneer are available under the Contract: the Pioneer Emerging Markets VCT Portfolio, Pioneer Europe VCT Portfolio, Pioneer International Growth VCT Portfolio, Pioneer Science & Technology VCT Portfolio, Pioneer Mid-Cap Value VCT Portfolio (formerly Capital Growth Portfolio), Pioneer Small Company VCT Portfolio, Pioneer Growth Shares VCT Portfolio, Pioneer Real Estate Growth VCT Portfolio, Pioneer Fund VCT Portfolio (formerly Growth and Income Portfolio), Pioneer Equity-Income VCT Portfolio, Pioneer Balanced VCT Portfolio, Pioneer Swiss Franc Bond VCT Portfolio, Pioneer High Yield VCT Portfolio, Pioneer Strategic Income VCT Portfolio, Pioneer America Income VCT Portfolio and the Pioneer Money Market VCT Portfolio. Two portfolios of AVIF are available under the Contract: the AIM V.I. Aggressive Growth Fund and AIM V.I. Capital Appreciation Fund . Two Alliance portfolios are available under the Contract: the Alliance Premier Growth Portfolio and the Alliance Technology Portfolio. Two DGPF series are available under the Contract: the DGPF Growth Opportunities Series and the DGPF Select Growth Series. Three FT VIP funds are available under the Contract: the Templeton Asset Strategy Fund, the Templeton International Smaller Companies Fund and the Franklin Small Cap Fund. One Van Kampen portfolio is available under the Contract: the Van Kampen LIT Emerging Growth Portfolio (together, the "Underlying Portfolios"). Each Underlying Portfolio has its own investment objectives and certain attendant risks.

                                       ***
The following two portfolios are being added to the following Pioneer XtraVision Contract Performance Tables 1A, 1B, 2A, and 2B:

Table 1A
                                                                               FOR YEAR          SINCE
                                                           SUB-ACCOUNT          ENDED         INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING PORTFOLIO            INCEPTION DATE        12/31/99       SUB-ACCOUNT
---------------------------------------------            --------------        --------       ------------
Pioneer Small Company VCT Portfolio..................          N/A               N/A               N/A
AIM V.I. Aggressive Growth Fund......................          N/A               N/A               N/A

Table 1B
                                                                               FOR YEAR          SINCE
                                                           SUB-ACCOUNT          ENDED         INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING PORTFOLIO            INCEPTION DATE        12/31/99       SUB-ACCOUNT
---------------------------------------------            --------------        --------       ------------
Pioneer Small Company VCT Portfolio..................          N/A               N/A               N/A
AIM V.I. Aggressive Growth Fund......................          N/A               N/A               N/A

Table 2A
                                                                                                10 YEARS OR SINCE
                                              UNDERLYING         FOR YEAR                          INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING            PORTFOLIO           ENDED                            UNDERLYING
PORTFOLIO                                   INCEPTION DATE       12/31/99          5 YEARS      PORTFOLIO IF LESS
---------                                   --------------       --------          -------      -----------------
Pioneer Small Company VCT Portfolio......         N/A               N/A              N/A               N/A
AIM V.I. Aggressive Growth Fund..........       5/1/98            34.13%             N/A              17.46%

Table 2B
                                                                                                10 YEARS OR SINCE
                                              UNDERLYING         FOR YEAR                          INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING            PORTFOLIO           ENDED                            UNDERLYING
PORTFOLIO                                   INCEPTION DATE       12/31/99          5 YEARS      PORTFOLIO IF LESS
---------                                   --------------       --------          -------      -----------------
Pioneer Small Company VCT Portfolio......         N/A               N/A              N/A               N/A
AIM V.I. Aggressive Growth Fund..........       5/1/98            42.64%             N/A              21.99%

The notes to the financial statements of the Company as of December 31, 1999 are amended as follows:

14.     EVENTS SUBSEQUENT TO DATE OF INDEPENDENT ACCOUNTANTS' REPORT (UNAUDITED)

During the second quarter of 2000, AFC adopted a formal company-wide restructuring plan. This plan is the result of a corporate initiative that began in the fall of 1999, intended to reduce expenses and enhance revenues. As a result of this restructuring plan, AFLIAC recognized a pre-tax charge relating to one-time project costs of $4.6 million for the quarter ended June 30, 2000.



                                              Supplement Dated December 14, 2000

                            PART C. OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

   (a)   FINANCIAL STATEMENTS

         Financial Statements Included in Part A
         None

         Financial Statements Included in Part B (incorporated by reference) Financial Statements for Allmerica Financial Life Insurance and Annuity Company
         Financial Statements for Separate Account VA-P of Allmerica Financial Life Insurance and Annuity Company

         Financial Statements Included in Part C
         None

   (b)   EXHIBITS

         EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated October 27, 1994 was previously filed on April 24, 1998 in Post-Effective Amendment No. 9 of Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein.

         EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

         EXHIBIT 3    (a)    Underwriting and Administrative Services Agreement
                             was previously filed on April 24, 1998 in Post-Effective Amendment No. 9 of Registration
                             Statement No. 33-85916/811-8848, and is
                             incorporated by reference herein.

                      (b) Wholesaling Agreement and Amendment were previously filed on April 24, 1998 in Post-Effective Amendment No. 9 of Registration Statement No. 33-85916/811-8848, and are
                             incorporated by reference herein.

                      (c) Commissions Schedule was previously filed on June 18, 1999 in Registrant's initial Registration Statement No. 333-81017/811-8848 and is incorporated by reference herein. Sales Agreements with Commission Schedule were previously filed on April 24, 1998 in Post-Effective Amendment No. 9 of Registration Statement No. 33-85916/811-8848, and are incorporated by reference herein.

                      (d) General Agent's Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 9 of Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein.

                      (e) Career Agent Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 9 of Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein.

                      (f) Registered Representative's Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 9 of Registration Statement No. 33-85916/811-8848, and is
                             incorporated by reference herein.

         EXHIBIT 4 The following documents were previously filed on June 18, 1999 in Registrant's initial Registration Statement
                      No. 333-81017/811-8848 and are incorporated by reference herein.

                      (a) Contract Form A3028-99;
                      (b) Specification Pages Form A8028-99;
                      (c) Enhanced Death Benefit "EDB" Rider (Form 3264-99);
                      (d) Enhanced Death Benefit "EDB" Rider (Form 3265-99);
                      (e) Enhanced Death Benefit "EDB" Rider (Form 3266-99);
                      (f) Minimum Guaranteed Annuity Payout ("M-GAP") Rider
                          (Form 3269-99);
                      (g) Trail Employee Program Endorsement (Form 3274-99); and
                      (h) Trail Employee Program Endorsement (Form 3275-99).

         EXHIBIT 5    Application Form SML-1468P was previously filed on
                      June 18, 1999 in Registrant's initial Registration Statement No. 333-81017/811-8848 and is incorporated by reference herein.

         EXHIBIT 6 The Depositor's Articles of Incorporation and Bylaws were previously filed in Registrant's initial Registration Statement No. 33-85916/811-8848 on November 3, 1994 and are incorporated by reference herein. An Amendment to the Articles of Incorporation and Bylaws were previously filed on October 1, 1996, and are incorporated by reference herein.

         EXHIBIT 7    Not Applicable.

         EXHIBIT 8    (a)    BFDS Agreements for lockbox and mailroom services
                             were previously filed on April 24, 1998 in Post-Effective Amendment No. 9 of Registration
                             Statement No. 33-85916/811-8848, and are
                             incorporated by reference herein.

                      (b)    Directors' Power of Attorney is filed herewith.

         EXHIBIT 9    Opinion of Counsel is filed herewith.

         EXHIBIT 10   Consent of Independent Accountants is filed herewith.

         EXHIBIT 11   None.

         EXHIBIT 12   None.

         EXHIBIT 13 Schedule for Computation of Performance Calculations were previously filed on October 8, 1999 in Pre-effective Amendment No. 1 of Registration Statement No. 333-81017/ 811-8848, and is incorporated by reference herein.

         EXHIBIT 14   Not Applicable.

         EXHIBIT 15   (a)    Form of Amendment was previously filed in April
                             2000 in Post-Effective Amendment No. 14 of
                             Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein. Participation
                             Agreement with Pioneer was previously filed on April 24, 1998 in Post-Effective Amendment No. 9 of Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein.

                      (b) Form of Amendment was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293 and is incorporated by reference herein. Participation Agreement with AIM Variable Insurance Funds was previously filed on August 27, 1998 in Post-Effective Amendment No. 3 in Registration Statement No. 333-11377/811-7799, and is
                             incorporated by reference herein.

                      (c) Form of Participation Agreement with Alliance was previously filed in April 2000 in Post-Effective Amendment No. 14 of Registration Statement
                             No. 33-85916/811-8848, and is incorporated by reference herein.

                      (d) Form of Amendment was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293 and is incorporated by reference herein. Participation Agreement with Delaware Group Premium Fund and Amendment was previously filed on April 24, 1998 in Registration Statement No. 33-39702/811-6293, Post-Effective Amendment No. 14, and is incorporated by reference herein.

                      (e) Form of Participation Agreement with Franklin Templeton was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293 and is
                             incorporated by reference herein.

                      (f) Form of Participation Agreement with Van Kampen was previously filed in April 2000 in Post-Effective Amendment No. 14 of Registration Statement No. 33-85916/811-8848, and is
                             incorporated by reference herein.

ITEM 25.       DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The principal business address of all the following Directors and Officers is:
     440 Lincoln Street
     Worcester, Massachusetts  01653

                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME AND POSITION WITH COMPANY                             PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------                             ----------------------------------------------
Bruce C. Anderson                           Director (since 1996), Vice President (since 1984) and Assistant Secretary
  Director                                  (since 1992) of First Allmerica

Warren E. Barnes                            Vice President (since 1996) and Corporate Controller (since 1998) of First
  Vice President and                        Allmerica
  Corporate Controller

Mark R. Colborn                             Director (since 2000) and Vice President (since 1992) of First Allmerica
  Director and Vice President

Charles F. Cronin                           Secretary (since 2000) and Counsel (since 1996) of First Allmerica;
  Secretary                                 Secretary and Counsel (since 1998) of Allmerica Financial Corporation;
                                            Attorney (1991-1996) of Nutter, McClennen & Fish

J. Kendall Huber                            Director, Vice President and General Counsel of First Allmerica (since
  Director, Vice President and              2000); Vice President (1999) of Promos Hotel Corporation; Vice President &
  General Counsel                           Deputy General Counsel (1998-1999) of Legg Mason, Inc.; Vice President and
                                            Deputy General Counsel (1995-1998) of USF&G Corporation

John P. Kavanaugh                           Director and Chief Investment Officer (since 1996) and Vice President
  Director, Vice President and              (since 1991) of First Allmerica; Vice President (since 1998) of Allmerica
  Chief Investment Officer                  Financial Investment Management Services, Inc.; and President (since 1995)
                                            and Director (since 1996) of Allmerica Asset Management, Inc.

J. Barry May                                Director (since 1996) of First Allmerica; Director and President (since
  Director                                  1996) of The Hanover Insurance Company; and Vice President (1993 to 1996)
                                            of The Hanover Insurance Company

Mark C. McGivney                            Vice President (since 1997) and Treasurer (since 2000) of First
  Vice President and Treasurer              Allmerica; Associate, Investment Banking (1996-1997) of Merrill Lynch & Co.;
                                            Associate, Investment Banking (1995) of Salomon Brothers, Inc.; Treasurer
                                            (since 2000) of Allmerica Investments, Inc., Allmerica Asset Management,
                                            Inc. and Allmerica Financial Investment Management Services, Inc.

John F. O'Brien                             Director, President and Chief Executive Officer (since 1989) of First
  Director and Chairman                     Allmerica
  of the Board

Edward J. Parry, III                        Director and Chief Financial Officer (since 1996), Vice President (since
  Director, Vice President                  1993), and Treasurer (1993-2000) of First Allmerica
  Chief Financial Officer


Richard M. Reilly                           Director (since 1996) and Vice President (since 1990) of First Allmerica;
  Director, President and                   President (since 1995) of Allmerica Financial Life Insurance and Annuity
  Chief Executive Officer                   Company; Director (since 1990) of Allmerica Investments, Inc.; and Director and President (since 1998) of Allmerica Financial Investment Management
                                            Services, Inc.

Robert P. Restrepo, Jr.                     Director and Vice President (since 1998) of First Allmerica; Director
  Director                                  (since 1998) of The Hanover Insurance Company; Chief Executive Officer
                                            (1996 to 1998) of Travelers Property & Casualty; Senior Vice President
                                            (1993 to 1996) of Aetna Life & Casualty Company

Eric A. Simonsen                            Director (since 1996) and Vice President (since 1990) of First Allmerica;
  Director and Vice President               Director (since 1991) of Allmerica Investments, Inc.; and Director (since
                                            1991) of Allmerica Financial Investment Management Services, Inc.

Gregory D. Tranter                          Director and Vice President (since 2000) of First Allmerica; Vice President
  Director and Vice President               (since 1998) of The Hanover Insurance Company; Vice President (1996-1998)
                                            of Travelers Property & Casualty; Director of Geico Team (1983-1996) of
                                            Aetna Life & Casualty

ITEM 26.  PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                                                   Allmerica Financial Corporation

                                                              Delaware

       |               |               |               |               |               |               |               |
________________________________________________________________________________________________________________________________
      100%           100%             100%            100%            100%            100%            100%            100%
   Allmerica       Financial       Allmerica,       Allmerica   First Allmerica   AFC Capital     Allmerica      First Sterling
     Asset        Profiles, Inc.      Inc.          Funding     Financial Life      Trust I       Services          Limited
Management, Inc.                                     Corp.         Insurance                     Corporation
                                                                   Company

 Massachusetts    California     Massachusetts   Massachusetts   Massachusetts      Delaware     Massachusetts      Bermuda
      |                                                               |                                               |
      |                                  ___________________________________________________________          ________________
      |                                          |                    |                  |                            |
      |                                         100%                99.2%               100%                         100%
      |                                      Advantage            Allmerica           Allmerica                First Sterling
      |                                      Insurance              Trust           Financial Life               Reinsurance
      |                                     Network, Inc.       Company, N.A.       Insurance and                  Company
      |                                                                            Annuity Company                 Limited
      |
      |                                       Delaware       Federally Chartered      Delaware                     Bermuda
      |                                                                                   |
      |_________________________________________________________________________________________________________________________
      |      |            |             |              |             |            |            |            |            |
      |     100%         100%          100%           100%          100%         100%         100%         100%         100%
      |   Allmerica    Allmerica     Allmerica      Allmerica     Allmerica    Allmerica    Allmerica    Allmerica    Allmerica
      | Investments,   Investment    Financial      Financial    Investments  Investments  Investments  Investments  Investments
      |     Inc.       Management    Investment     Services      Insurance    Insurance   Insurance    Insurance     Insurance
      |               Company, Inc.  Management     Insurance    Agency Inc.  Agency of    Agency Inc.  Agency Inc.   Agency Inc.
      |                             Services, Inc. Agency, Inc.  of Alabama   Florida Inc. of Georgia  of Kentucky  of Mississippi
      |
      |Massachusetts  Massachusetts Massachusetts  Massachusetts   Alabama      Florida      Georgia    Kentucky      Mississippi
      |
________________________________________________________________
      |              |                |               |
     100%           100%             100%            100%
  Allmerica    Sterling Risk       Allmerica       Allmerica
   Property      Management      Benefits, Inc.      Asset
 & Casualty    Services, Inc.                      Management,
Companies, Inc.                                     Limited

    Delaware       Delaware          Florida         Bermuda
       |
________________________________________________
       |              |                |
      100%           100%             100%
  The Hanover      Allmerica        Citizens
   Insurance       Financial       Insurance
    Company        Insurance        Company
                 Brokers, Inc.    of Illinois

 New Hampshire  Massachusetts       Illinois
       |
________________________________________________________________________________________________________________________________
       |               |               |               |               |               |               |               |
      100%           100%             100%            100%            100%            100%            100%            100%
    Allmerica      Allmerica      The Hanover    Hanover Texas      Citizens     Massachusetts      Allmerica        AMGRO
    Financial        Plus           American        Insurance     Corporation    Bay Insurance      Financial         Inc.
     Benefit       Insurance       Insurance       Management                       Company         Alliance
    Insurance     Agency, Inc.      Company       Company, Inc.                                    Insurance
    Company                                                                                         Company

  Pennsylvania  Massachusetts    New Hampshire       Texas          Delaware     New Hampshire   New Hampshire   Massachusetts
                                                                       |                                               |
                                                ________________________________________________                ________________
                                                       |               |               |                               |
                                                      100%            100%            100%                            100%
                                                    Citizens        Citizens        Citizens                      Lloyds Credit
                                                    Insurance       Insurance       Insurance                      Corporation
                                                     Company         Company         Company
                                                    of Ohio        of America        of the
                                                                                     Midwest

                                                      Ohio          Michigan        Indiana                      Massachusetts
                                                                       |
                                                               _________________
                                                                       |
                                                                      100%
                                                                    Citizens
                                                                   Management
                                                                      Inc.

                                                                    Michigan



-----------------  -----------------  -----------------
   Allmerica          Greendale             AAM
    Equity             Special          Equity Fund
  Index Pool          Placements
                        Fund

 Massachusetts      Massachusetts      Massachusetts


-------- Grantor Trusts established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens


          ---------------   ----------------
             Allmerica         Allmerica
          Investment Trust     Securities
                                 Trust

           Massachusetts     Massachusetts


--------  Affiliated Management Investment Companies


                  ...............
                  Hanover Lloyd's
                    Insurance
                     Company

                      Texas


-------- Affiliated Lloyd's plan company, controlled by Underwriters for the benefit of The Hanover Insurance Company


         -----------------  -----------------
            AAM Growth       AAM High Yield
             & Income         Fund, L.L.C.
            Fund L.P.

            Delaware         Massachusetts

________ L.P. or L.L.C. established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                    NAME                               ADDRESS                   TYPE OF BUSINESS
                    ----                               -------                   ----------------
AAM Equity Fund                                  440 Lincoln Street          Massachusetts Grantor Trust
                                                 Worcester MA 01653

AAM Growth & Income Fund, L.P                    440 Lincoln Street          Limited Partnership
                                                 Worcester MA 01653

Advantage Insurance Network Inc.                 440 Lincoln Street          Insurance Agency
                                                 Worcester MA 01653

AFC Capital Trust I                              440 Lincoln Street          Statutory Business Trust
                                                 Worcester MA 01653

Allmerica Asset Management Limited               440 Lincoln Street          Investment advisory services
                                                 Worcester MA 01653

Allmerica Asset Management, Inc.                 440 Lincoln Street          Investment advisory services
                                                 Worcester MA 01653

Allmerica Benefits, Inc.                         440 Lincoln Street          Non-insurance medical services
                                                 Worcester MA 01653

Allmerica Equity Index Pool                      440 Lincoln Street          Massachusetts Grantor Trust
                                                 Worcester MA 01653

Allmerica Financial Alliance Insurance           100 North Parkway           Multi-line property and casualty
Company                                          Worcester MA 01605          insurance

Allmerica Financial Benefit Insurance            100 North Parkway           Multi-line property and casualty
Company                                          Worcester MA 01605          insurance

Allmerica Financial Corporation                  440 Lincoln Street          Holding Company
                                                 Worcester MA 01653

Allmerica Financial Insurance                    440 Lincoln Street          Insurance Broker
Brokers, Inc.                                    Worcester MA 01653

Allmerica Financial Life Insurance               440 Lincoln Street          Life insurance, accident and health
and Annuity Company (formerly known              Worcester MA 01653          insurance, annuities, variable
as SMA Life Assurance Company                                                annuities and variable life insurance

Allmerica Financial Services Insurance           440 Lincoln Street          Insurance Agency
Agency, Inc.                                     Worcester MA 01653

Allmerica Funding Corp.                          440 Lincoln Street          Special purpose funding vehicle for
                                                 Worcester MA 01653          commercial paper

Allmerica, Inc.                                  440 Lincoln Street          Common employer for Allmerica
                                                 Worcester MA 01653          Financial Corporation entities

Allmerica Financial Investment                   440 Lincoln Street          Investment advisory services
Management Services, Inc. (formerly              Worcester MA 01653
known as Allmerica Institutional Services,
Inc. and 440 Financial Group of
Worcester, Inc.)

Allmerica Investment Management                  440 Lincoln Street          Investment advisory services
Company, Inc.                                    Worcester MA 01653

Allmerica Investments, Inc.                      440 Lincoln Street          Securities, retail broker-dealer
                                                 Worcester MA 01653

Allmerica Investments Insurance Agency Inc. of   200 Southbridge Parkway     Insurance Agency
Alabama                                          Suite 400
                                                 Birmingham, AL 35209

Allmerica Investments Insurance Agency of        14211 Commerce Way          Insurance Agency
Florida, Inc.                                    Miami Lakes, FL 33016

Allmerica Investment Insurance Agency Inc. of    1455 Lincoln Parkway        Insurance Agency
Georgia                                          Suite 300
                                                 Atlanta, GA 30346

Allmerica Investment Insurance Agency Inc. of    Barkley Bldg-Suite 105      Insurance Agency
Kentucky                                         12700 Shelbyville Road
                                                 Louisiana, KY 40423


Allmerica Investments Insurance Agency Inc. of   631 Lakeland East Drive     Insurance Agency
Mississippi                                      Flowood, MS 39208

Allmerica Investment Trust                       440 Lincoln Street          Investment Company
                                                 Worcester MA 01653

Allmerica Plus Insurance                         440 Lincoln Street          Insurance Agency
Agency, Inc.                                     Worcester MA 01653

Allmerica Property & Casualty                    440 Lincoln Street          Holding Company
Companies, Inc.                                  Worcester MA 01653

Allmerica Securities Trust                       440 Lincoln Street          Investment Company
                                                 Worcester MA 01653

Allmerica Services Corporation                   440 Lincoln Street          Internal administrative services
                                                 Worcester MA 01653          provider to Allmerica Financial
                                                                             Corporation entities

Allmerica Trust Company, N.A.                    440 Lincoln Street          Limited purpose national trust
                                                 Worcester MA 01653          company

AMGRO, Inc.                                      100 North Parkway           Premium financing
                                                 Worcester MA 01605

Citizens Corporation                             440 Lincoln Street          Holding Company
                                                 Worcester MA 01653

Citizens Insurance Company of America            645 West Grand River        Multi-line property and casualty
                                                 Howell MI 48843             insurance

Citizens Insurance Company of Illinois           333 Pierce Road             Multi-line property and casualty
                                                 Itasca IL 60143             insurance

Citizens Insurance Company of the                3950 Priority Way           Multi-line property and casualty
Midwest                                          South Drive, Suite 200      insurance
                                                 Indianapolis IN 46280

Citizens Insurance Company of Ohio               8101 N. High Street         Multi-line property and casualty
                                                 P.O. Box 342250             insurance
                                                 Columbus OH 43234

Citizens Management, Inc.                        645 West Grand River        Services management company
                                                 Howell MI 48843

Financial Profiles                               5421 Avenida Encinas        Computer software company
                                                 Carlsbad, CA  92008

First Allmerica Financial Life Insurance         440 Lincoln Street          Life, pension, annuity, accident
Company (formerly State Mutual Life              Worcester MA 01653          and health insurance company
Assurance Company of America)

First Sterling Limited                           440 Lincoln Street          Holding Company
                                                 Worcester MA 01653


First Sterling Reinsurance Company               440 Lincoln Street          Reinsurance Company
Limited                                          Worcester MA 01653

Greendale Special Placements Fund                440 Lincoln Street          Massachusetts Grantor Trust
                                                 Worcester MA 01653

The Hanover American Insurance                   100 North Parkway           Multi-line property and casualty
Company                                          Worcester MA 01605          insurance

The Hanover Insurance Company                    100 North Parkway           Multi-line property and casualty
                                                 Worcester MA 01605          insurance

Hanover Texas Insurance Management               801 East Campbell Road      Attorney-in-fact for Hanover Lloyd's
Company, Inc.                                    Richardson TX 75081         Insurance Company

Hanover Lloyd's Insurance Company                Hanover Lloyd's Insurance   Multi-line property and casualty
                                                 Company                     insurance

Lloyds Credit Corporation                        440 Lincoln Street          Premium financing service
                                                 Worcester MA 01653          franchises

Massachusetts Bay Insurance Company              100 North Parkway           Multi-line property and casualty
                                                 Worcester MA 01605          insurance

Sterling Risk Management Services, Inc.          440 Lincoln Street          Risk management services
                                                 Worcester MA 01653

ITEM 27. NUMBER OF CONTRACT OWNERS

As of October 31, 2000, there were 4,567 Contract holders of qualified Contracts and 11,086 Contract holders of non-qualified Contracts.

ITEM 28.      INDEMNIFICATION

Article VIII of the Bylaws of Allmerica Financial Life Insurance and Annuity Company (the Depositor) states: Each Director and each Officer of the Corporation, whether or not in office, (and his executors and administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgment, except in relation to matters as to which he shall be finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

ITEM 29.      PRINCIPAL UNDERWRITERS

   (a) Allmerica Investments, Inc. also acts as principal underwriter for the following:

         - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Separate Account IMO, Separate Account FUVUL, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

         - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account SPVL, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

         -   Allmerica Investment Trust

   (b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:
         440 Lincoln Street
         Worcester, Massachusetts 01653

         NAME                                                 POSITION OR OFFICE WITH UNDERWRITER
         ----                                                 -----------------------------------
Margaret L. Abbott                                        Vice President

Emil J. Aberizk, Jr                                       Vice President

Edward T. Berger                                          Vice President and Chief Compliance Officer

Michael J. Brodeur                                        Vice President Operations

Mark R. Colborn                                           Vice President

Charles F. Cronin                                         Secretary/Clerk

Claudia J. Eckels                                         Vice President

Philip L. Heffernan                                       Vice President

J. Kendall Huber                                          Director

Mark C. McGivney                                          Treasurer

William F. Monroe, Jr.                                    President, Director and Chief Executive Officer

Stephen Parker                                            Vice President and Director

Richard M. Reilly                                         Director and Chairman of the Board

Eric A. Simonsen                                          Director

   (c) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by Allmerica Investments, Inc., the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 1999. No other commissions or other compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30.      LOCATION OF ACCOUNTS AND RECORDS

         Each account, book or other document required to be maintained by
         Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 31.      MANAGEMENT SERVICES

         The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32.      UNDERTAKINGS

         (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

         (b) The Registrant hereby undertakes to include in the prospectus a postcard that the applicant can remove to send for a Statement of Additional Information.

         (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

         (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

         (e) The Company hereby represents that the aggregate fees and charges under the Policies are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33.      REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON
              SECTION 403(B) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT
              PROGRAM

Registrant, a separate account of Allmerica Financial Life Insurance and Annuity Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code
Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

         1. Appropriate disclosures regarding the redemption/withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

         2. Appropriate disclosures regarding the redemption/withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

         3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption/withdrawal restrictions imposed by the Program and by Section 403(b)(11) to the attention of potential participants.

         4. A signed statement acknowledging the participant's understanding of (i) the restrictions on redemption/withdrawal imposed by the Program and by Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 1st day of December, 2000.

                            SEPARATE ACCOUNT VA-P OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                           By: /s/ Charles F. Cronin
                                   ----------------------------
                                   Charles F. Cronin, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                                Title                                                    Date
----------                                -----                                                    ----
/s/ Warren E. Barnes                      Vice President and Corporate Controller                  December 1, 2000
------------------------------------
Warren E. Barnes

Edward J. Parry III*                      Director, Vice President and Chief Financial Officer
------------------------------------

Richard M. Reilly*                        Director, President and Chief Executive Officer
------------------------------------

John F. O'Brien*                          Director and Chairman of the Board
------------------------------------

Bruce C. Anderson*                        Director
------------------------------------

Mark R. Colborn*                          Director and Vice President
------------------------------------

John P. Kavanaugh*                        Director, Vice President and Chief Investment Officer
------------------------------------

J. Kendall Huber*                         Director, Vice President and General Counsel
------------------------------------

J. Barry May*                             Director
------------------------------------

Robert P. Restrepo, Jr.*                  Director
------------------------------------

Eric A. Simonsen*                         Director and Vice President
------------------------------------

Gregory D. Tranter*                       Director and Vice President
------------------------------------

*Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Power of Attorney dated September 18, 2000 duly executed by such persons.

/s/ Sheila B. St. Hilaire
---------------------------------------
Sheila B. St. Hilaire, Attorney-in-Fact
(333-81017)

                                  EXHIBIT TABLE


Exhibit 8(b)                        Directors' Power of Attorney

Exhibit 9                           Opinion of Counsel

Exhibit 10                          Consent of Independent Accountants